S000027380 [Member] Investment Objectives and Goals - AB High Income Municipal Portfolio	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB High Income Municipal Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.